Cover	Jul. 28, 2022	Mar. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	“Esentai Tower” BC, Floor 7, 77/7 Al Farabi Ave.
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050040
Country Region	+7 727
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0000924805
Entity Registrant Name	FREEDOM HOLDING CORP.